Segment Information - Schedule of Revenue from External Customers, Segment Income and Long-Lived Assets, by Geographical Areas (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Revenues from External Customers, Segment Income and Long-Lived Assets [Line Items]
Net sales	$ 4,236.6	$ 4,137.5	$ 4,017.0	$ 3,894.0	$ 4,060.6	$ 3,695.6	$ 3,656.3	$ 3,447.2	$ 16,285.1	$ 14,859.7	$ 14,171.8
Foreign Operations [Member]
Revenues from External Customers, Segment Income and Long-Lived Assets [Line Items]
Net sales									3,236.7	2,621.2	2,426.6
Segment income (loss)									360.7	260.1	226.1
Long-Lived Assets	$ 1,400.2				$ 1,558.3				$ 1,400.2	$ 1,558.3	$ 1,341.5
Percentage of Net Sales to Unaffiliated Customers									19.90%	17.60%	17.10%
Percentage of Segment Income									21.40%	21.80%	18.40%
Percentage of Long-Lived Assets	15.40%				17.10%				15.40%	17.10%	14.40%